Net Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Earnings Per Share
Net Earnings Per Share

The calculation of net earnings per share - basic and net earnings per share - diluted were as follows:

Year Ended December 31	2016	2015	2014
Net earnings available to common shareholders:	$443.7	$419.2	$427.6

Weighted-average common shares outstanding (in millions):
Weighted-average common shares outstanding - basic	70.1	76.8	79.5
Effect of dilutive securities - stock options	0.2	0.5	0.6
Effect of other share-based awards	0.5	0.4	0.6
Weighted-average common shares outstanding - diluted	70.8	77.7	80.7

Net earnings per share - basic	$6.33	$5.46	$5.38
Net earnings per share - diluted	$6.27	$5.40	$5.30

There were certain share-based awards excluded from the calculation of net earnings per share - diluted for the year ended December 31, 2016, 2015 and 2014, respectively, as the exercise prices for these awards were greater than the average market price of the common shares during the period. The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2016	2015	2014
Shares (in thousands)	20	20	692
Exercise price ranges	$93	93	$76-$93
Weighted-average remaining life	0.4 years	1.4 years	4.1 years